BUSINESS COMBINATIONS - Impact of the acquisition of Sportian (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Sportian
Disclosure of detailed information about business combination [line items]
Loss recognized as result of remeasure to fair value equity interest in acquiree held by acquirer before business combination	$ (2,079)